Investment Securities	6 Months Ended	12 Months Ended
	Jun. 30, 2017	Dec. 31, 2016
Securities Financing Transactions Disclosures Abstract
Investment Securities
(2)	Investment Securities

Securities to be held for indefinite periods, but not intended to be held to maturity, are classified as available-for-sale and carried at fair value. Securities held for indefinite periods include securities that management intends to use as part of its asset and liability management strategy and that may be sold in response to liquidity needs, changes in interest rates, resultant prepayment risk, pledging requirements, and other factors related to effective portfolio management. Securities to be held to maturity are carried at amortized cost.

Realized gains and losses on dispositions are based on the net proceeds and the amortized cost of the securities sold, using the specific identification method. Unrealized gains and losses on investment securities are based on the difference between the amortized cost and fair value of each security as of the respective reporting date. Unrealized gains and losses are credited or charged to other comprehensive income, whereas realized gains and losses flow through Mid Penn’s consolidated statements of income for the respective period.

ASC Topic 320, Investments—Debt and Equity Securities, clarifies the interaction of the factors that should be considered when determining whether a debt security is other-than-temporarily impaired. For debt securities, management must assess, in addition to the credit condition of the underlying issuer, whether (a) it has the intent to sell the security and (b) it is more likely than not that it will be required to sell the security prior to its anticipated recovery. These steps are done before assessing whether the entity will recover the cost basis of the investment.

In instances when a determination is made that other-than-temporary impairment exists but the investor does not intend to sell the debt security and it is not more likely than not that it will be required to sell the debt security prior to its anticipated recovery, this guidance changes the presentation and amount of the other-than-temporary impairment recognized in the income statement. The other-than-temporary impairment is separated into (a) the amount of the total other-than-temporary impairment related to a decrease in cash flows expected to be collected from the debt security (the credit loss) and (b) the amount of the total other-than-temporary impairment related to all other factors. The amount of the total other-than-temporary impairment related to the credit loss is recognized in earnings. The amount of the total other-than-temporary impairment related to all other factors is recognized in other comprehensive income.

Mid Penn had no securities considered by management to be other-than-temporarily impaired as of June 30, 2017, December 31, 2016, or June 30, 2016, and did not record any securities impairment charges in the respective periods ended on these dates. Mid Penn does not consider the securities with unrealized losses on the respective dates to be other-than-temporarily impaired as the unrealized losses were deemed to relate to changes in interest rates, and not erosion of credit quality.

The amortized cost, fair value, and unrealized gains and losses on investment securities at June 30, 2017 and December 31, 2016 are as follows:

(Dollars in thousands)	Amortized Cost	Unrealized Gains	Unrealized Losses	Fair Value
June 30, 2017
Available-for-sale securities:
U.S. Treasury and U.S. government agencies	$42,629	$—	$858	$41,771
Mortgage-backed U.S. government agencies	28,543	3	307	28,239
State and political subdivision obligations	39,539	70	514	39,095
Corporate debt securities	1,100	5	—	1,105
Equity securities	1,168	15	40	1,143

Total available-for-sale securities	112,979	93	1,719	111,353

Held-to-maturity securities:
U.S. Treasury and U.S. government agencies	10,984	24	5	11,003
Mortgage-backed U.S. government agencies	51,248	72	99	51,221
State and political subdivision obligations	8,864	120	9	8,975
Corporate debt securities	—	—	—	—
Equity securities	—	—	—	—

Total held-to-maturity securities	71,096	216	113	71,199

Total	$184,075	$309	$1,832	$182,552

(Dollars in thousands)	Amortized Cost	Unrealized Gains	Unrealized Losses	Fair Value
December 31, 2016
Available-for-sale securities:
U.S. Treasury and U.S. government agencies	$48,520	$34	$1,542	$47,012
Mortgage-backed U.S. government agencies	26,181	17	579	25,619
State and political subdivision obligations	61,079	91	2,332	58,838
Corporate debt securities	1,100	—	—	1,100
Equity securities	1,168	—	112	1,056

Total available-for-sale securities	$138,048	$142	$4,565	$133,625

There were no held-to-maturity securities as of December 31, 2016.

Estimated fair values of debt securities are based on quoted market prices, where applicable. If quoted market prices are not available, fair values are based on quoted market prices of comparable instruments, adjusted for differences between the quoted instruments and the instruments being valued. Please refer to Note (4)—Fair Value Measurement for more information on the fair value of investment securities.

Investment securities having a fair value of $126,032,000 at June 30, 2017 and $131,469,000 at December 31, 2016, were pledged to secure public deposits and certain other borrowings.

Mid Penn realized gross gains and losses of $77,000 and ($65,000), respectively, on sales of securities available for sale during the three months ended June 30, 2017, while gross gains and losses of $200,000 and ($180,000), respectively, were realized on sales of securities available for sale during the six months ended June 30, 2017. Mid Penn realized gross gains and losses of $450,000 and ($237,000), respectively, on sales of securities available for sale during the six months ended June 30, 2016.

The following tables present gross unrealized losses and fair value of investments aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position at June 30, 2017 and December 31, 2016.

	Less Than 12 Months			12 Months or More			Total
(Dollars in thousands)	Number of Securities	Fair Value	Unrealized Losses	Number of Securities	Fair Value	Unrealized Losses	Number of Securities	Fair Value	Unrealized Losses
June 30, 2017
Available-for-sale securities:
U.S. Treasury and U.S. government agencies	21	$39,077	$852	1	$2,694	$6	22	$41,771	$858
Mortgage-backed U.S. government agencies	18	26,466	291	1	535	16	19	27,001	307
State and political subdivision obligations	48	24,121	381	7	3,845	133	55	27,966	514
Equity securities	0	—	—	1	550	40	1	550	40

Total temporarily impaired available- for-sale securities	87	89,664	1,524	10	7,624	195	97	97,288	1,719

Held-to-maturity securities:
U.S. Treasury and U.S. government agencies	2	4,991	5	0	—	—	2	4,991	5
Mortgage-backed U.S. government agencies	14	22,879	99	0	—	—	14	22,879	99
State and political subdivision obligations	3	1,536	9	0	—	—	3	1,536	9

Total temporarily impaired held-to-maturity securities	19	29,406	113	0	—	—	19	29,406	113

Total	106	$119,070	$1,637	10	$7,624	$195	116	$126,694	$1,832

	Less Than 12 Months			12 Months or More			Total
(Dollars in thousands)	Number of Securities	Fair Value	Unrealized Losses	Number of Securities	Fair Value	Unrealized Losses	Number of Securities	Fair Value	Unrealized Losses
December 31, 2016
Available-for-sale securities:
U.S. Treasury and U.S. government agencies	23	$43,698	$1,542	0	$—	$—	23	$43,698	$1,542
Mortgage-backed U.S. government agencies	18	24,321	579	0	—	—	18	24,321	579
State and political subdivision obligations	108	50,582	2,332	0	—	—	108	50,582	2,332
Equity securities	0	—	—	2	1,056	112	2	1,056	112

Total temporarily impaired available-for-sale securities	149	$118,601	$4,453	2	$1,056	$112	151	$119,657	$4,565

There were no held-to-maturity securities as of December 31, 2016.

Management evaluates securities for other-than-temporary impairment on at least a quarterly basis, and more frequently when economic or market concerns warrant such additional evaluation. Consideration is given to the length of time and the extent to which the fair value has been less than amortized cost and the financial condition and near term prospects of the issuer. In addition, for debt securities, Mid Penn considers (a) whether management has the intent to sell the security, (b) it is more likely than not that management will be required to sell the security prior to its anticipated recovery, and (c) whether management expects to recover the entire amortized cost basis. For equity securities, management considers the intent and ability to hold securities until recovery of unrealized losses.

The majority of the investment portfolio is comprised of securities issued by U.S. government agencies and state and political subdivision obligations. For the investment securities with an unrealized loss, Mid Penn has concluded, based on its analysis, that the unrealized losses were primarily caused by the movement of interest rates and not due to an erosion of credit quality of the underlying issuers.

At June 30, 2017, the majority of the unrealized losses on available-for-sale securities in an unrealized loss position were attributed to obligations of state and political subdivisions and U.S. Treasury and government agencies, while the majority of the unrealized losses on held-to-maturity securities in an unrealized loss position were attributed to mortgage-backed U.S. government agencies. At December 31, 2016, the majority of the unrealized losses on securities in an unrealized loss position were attributed to state and political subdivision obligations and U.S. Treasury and government agencies.

The table below illustrates the maturity distribution of investment securities at amortized cost and fair value as of June 30, 2017.

	Available-for-sale		Held-to-maturity
(Dollars in thousands)	Amortized Cost	Fair Value	Amortized Cost	Fair Value
June 30, 2017
Due in 1 year or less	$1,293	$1,292	$—	$—
Due after 1 year but within 5 years	20,311	20,178	14,486	14,546
Due after 5 years but within 10 years	47,618	46,801	5,362	5,432
Due after 10 years	14,046	13,700	—	—

	83,268	81,971	19,848	19,978

Mortgage-backed securities	28,543	28,239	51,248	51,221
Equity securities	1,168	1,143	—	—

	$112,979	$111,353	$71,096	$71,199

(7)	Investment Securities

Securities to be held for indefinite periods, but not intended to be held to maturity, are classified as available for sale and carried at fair value. Securities held for indefinite periods include securities that management intends to use as part of its asset and liability management strategy and that may be sold in response to liquidity needs, changes in interest rates, resultant prepayment risk, and other factors related to interest rate and resultant prepayment risk changes.

Realized gains and losses on dispositions are based on the net proceeds and the adjusted book value of the securities sold, using the specific identification method. Unrealized gains and losses on investment securities available for sale are based on the difference between book value and fair value of each security. These gains and losses are credited or charged to other comprehensive income (loss), whereas realized gains and losses flow through Mid Penn’s consolidated statements of income.

ASC Topic 320, Investments – Debt and Equity Securities, clarifies the interaction of the factors that should be considered when determining whether a debt security is other-than-temporarily impaired. For debt securities, management must assess whether (a) it has the intent to sell the security and (b) it is more likely than not that it will be required to sell the security prior to its anticipated recovery. These steps are done before assessing whether the entity will recover the cost basis of the investment.

In instances when a determination is made that other-than-temporary impairment exists but the investor does not intend to sell the debt security and it is not more likely than not that it will be required to sell the debt security prior to its anticipated recovery, this guidance changes the presentation and amount of the other-than-temporary impairment recognized in the income statement. The other-than-temporary impairment is separated into (a) the amount of the total other-than-temporary impairment related to a decrease in cash flows expected to be collected from the debt security (the credit loss) and (b) the amount of the total other-than-temporary impairment related to all other factors. The amount of the total other-than-temporary impairment related to the credit loss is recognized in earnings. The amount of the total other-than-temporary impairment related to all other factors is recognized in other comprehensive income (loss).

In assessing potential other-than-temporary impairment for equity securities, consideration is given to management’s intent and ability to hold the securities until recovery of unrealized losses. Mid Penn had no other-than-temporary impaired debt or equity securities in 2016, 2015, and 2014.

At December 31, 2016 and 2015, amortized cost, fair value, and unrealized gains and losses on investment securities are as follows:

(Dollars in thousands)	Amortized Cost	Unrealized Gains	Unrealized Losses	Fair Value
December 31, 2016
Available for sale securities:
U.S. Treasury and U.S. government agencies	$48,520	$34	$1,542	$47,012
Mortgage-backed U.S. government agencies	26,181	17	579	25,619
State and political subdivision obligations	61,079	91	2,332	58,838
Corporate debt securities	1,000	—	—	1,000
Equity securities	1,268	—	112	1,156

	$138,048	$142	$4,565	$133,625

(Dollars in thousands)	Amortized Cost	Unrealized Gains	Unrealized Losses	Fair Value
December 31, 2015
Available for sale securities:
U.S. Treasury and U.S. government agencies	$26,316	$729	$55	$26,990
Mortgage-backed U.S. government agencies	38,983	49	228	38,804
State and political subdivision obligations	64,780	1,914	77	66,617
Corporate debt securities	2,000	80	10	2,070
Equity securities	1,271	2	33	1,240

	$133,350	$2,774	$403	$135,721

Estimated fair values of debt securities are based on quoted market prices, where applicable. If quoted market prices are not available, fair values are based on quoted market prices of comparable instruments, adjusted for differences between the quoted instruments and the instruments being valued.

Investment securities having a fair value of $131,469,000 at December 31, 2016, and $130,298,000 at December 31, 2015, were pledged primarily to secure public deposits.

The following table presents gross unrealized losses and fair value of investments aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position at December 31, 2016 and 2015.

	Less Than 12 Months			12 Months or More			Total
(Dollars in thousands) December 31, 2016	Number of Securities	Fair Value	Unrealized Losses	Number of Securities	Fair Value	Unrealized Losses	Number of Securities	Fair Value	Unrealized Losses
Available for sale securities:
U.S. Treasury and U.S. government agencies	23	$43,698	$1,542	0	$—	$—	23	$43,698	$1,542
Mortgage-backed U.S. government agencies	18	24,321	579	0	—	—	18	24,321	579
State and political subdivision obligations	108	50,582	2,332	0	—	—	108	50,582	2,332
Equity securities	0	—	—	2	1,056	112	2	1,056	112

Total temporarily impaired available for sale securities	149	$118,601	$4,453	2	$1,056	$112	151	$119,657	$4,565

	Less Than 12 Months			12 Months or More			Total
(Dollars in thousands) December 31, 2015	Number of Securities	Fair Value	Unrealized Losses	Number of Securities	Fair Value	Unrealized Losses	Number of Securities	Fair Value	Unrealized Losses
Available for sale securities:
U.S. Treasury and U.S. government agencies	6	$6,259	$43	2	$1,383	$12	8	$7,642	$55
Mortgage-backed U.S. government agencies	13	12,759	124	11	6,282	104	24	19,041	228
State and political subdivision obligations	9	4,041	32	3	1,631	45	12	5,672	77
Corporate debt securities	1	990	10	0	—	—	1	990	10
Equity securities	0	—	—	2	615	33	2	615	33

Total temporarily impaired available for sale securities	29	$24,049	$209	18	$9,911	$194	47	$33,960	$403

Management evaluates securities for other-than-temporary impairment on a quarterly basis; and more frequently when economic or market concerns warrant such evaluation. Consideration is given to the length of time and the extent to which the fair value has been less than cost, and the financial condition and near term prospects of the issuer. In addition, for debt securities, Mid Penn considers (a) whether management has the intent to sell the security, (b) it is more likely than not that management will be required to sell the security prior to its anticipated recovery, and (c) whether management expects to recover the entire amortized cost basis. For equity securities, management considers the intent and ability to hold securities until recovery of unrealized losses.

The majority of the investment portfolio is comprised of mortgage-backed U.S. government agencies and state and political subdivision obligations. For the investment securities with an unrealized loss, Mid Penn has concluded, based on its analysis, that the unrealized losses in the investments are primarily caused by the movement of interest rates, and the contractual terms of these investments do not permit the issuer to settle the securities at a price less than the par value of the investment.

At December 31, 2016, Mid Penn had 149 debt securities and 2 equity securities with unrealized losses totaling $4,565,000 that depreciated 3.82% from their collective amortized cost basis. At December 31, 2016, the majority of the unrealized losses on securities in an unrealized loss position were attributed to state and political subdivision obligations and U.S. Treasury and government agencies. At December 31, 2015, Mid Penn had 45 debt securities and 2 equity securities with unrealized losses totaling $403,000 that depreciated 1.19% from their amortized cost basis. At December 31, 2015, the majority of the unrealized losses on securities in an unrealized loss position were attributed to mortgage-backed U.S. government agencies. Because Mid Penn does not intend to sell these investments and it is not likely it will be required to sell these investments before a recovery of fair value, which may be maturity, Mid Penn does not consider the securities with unrealized losses to be other-than-temporarily impaired as losses relate to changes in interest rates and not erosion of credit quality.

During 2016, Mid Penn realized gross gains on the sales of securities available for sale of $1,927,000 on 102 debt securities. Mid Penn also realized $881,000 in gross losses on the sales of 56 debt securities available for sale during 2016. Mid Penn realized gross gains of $325,000 and $168,000 on sales of securities available for sale during 2015 and 2014, respectively, while no gross losses were realized in 2015 and 2014.

The table below is the maturity distribution of investment securities at amortized cost and fair value at December 31, 2016.

	December 31, 2016
(Dollars in thousands)	Amortized Cost	Fair Value
Due in 1 year or less	$1,293	$1,305
Due after 1 year but within 5 years	19,656	19,471
Due after 5 years but within 10 years	66,084	63,895
Due after 10 years	23,566	22,179

	110,599	106,850

Mortgage-backed securities	26,181	25,619
Equity securities	1,268	1,156

	$138,048	$133,625